United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-6061
(Investment Company Act File Number)

Federated Hermes Index Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-10-31

Date of Reporting Period: Six months ended 2026-04-30

Item 1.	Reports to Stockholders

Federated Hermes Mid-Cap Index Fund
Class R6 Shares / FMCLX
Semi-Annual Shareholder Report | April 30, 2026
A Portfolio of Federated Hermes Index Trust
This semi-annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$16	0.31%
Key Fund Statistics
Net Assets	$281,770,446
Number of Investments	401
Portfolio Turnover	15%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E874
3042108-C (6/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Mid-Cap Index Fund

Federated Hermes Mid-Cap Index Fund
Institutional Shares / FMCRX
Semi-Annual Shareholder Report | April 30, 2026
A Portfolio of Federated Hermes Index Trust
This semi-annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$17	0.32%
Key Fund Statistics
Net Assets	$281,770,446
Number of Investments	401
Portfolio Turnover	15%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E882
3042108-A (6/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Mid-Cap Index Fund

Federated Hermes Mid-Cap Index Fund
Service Shares / FMDCX
Semi-Annual Shareholder Report | April 30, 2026
A Portfolio of Federated Hermes Index Trust
This semi-annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$30	0.57%
Key Fund Statistics
Net Assets	$281,770,446
Number of Investments	401
Portfolio Turnover	15%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E205
3042108-B (6/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Mid-Cap Index Fund
Federated Hermes Max-Cap Index Fund
Class C Shares / MXCCX
Semi-Annual Shareholder Report | April 30, 2026
A Portfolio of Federated Hermes Index Trust
This semi-annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$72	1.41%
Key Fund Statistics
Net Assets	$272,613,927
Number of Investments	487
Portfolio Turnover	14%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E502
2052905-A (6/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Max-Cap Index Fund

Federated Hermes Max-Cap Index Fund
Class R Shares / FMXKX
Semi-Annual Shareholder Report | April 30, 2026
A Portfolio of Federated Hermes Index Trust
This semi-annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R Shares	$56	1.10%
Key Fund Statistics
Net Assets	$272,613,927
Number of Investments	487
Portfolio Turnover	14%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E809
2052905-B (6/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Max-Cap Index Fund

Federated Hermes Max-Cap Index Fund
Institutional Shares / FISPX
Semi-Annual Shareholder Report | April 30, 2026
A Portfolio of Federated Hermes Index Trust
This semi-annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$19	0.37%
Key Fund Statistics
Net Assets	$272,613,927
Number of Investments	487
Portfolio Turnover	14%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E106
2052905-C (6/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Max-Cap Index Fund

Federated Hermes Max-Cap Index Fund
Service Shares / FMXSX
Semi-Annual Shareholder Report | April 30, 2026
A Portfolio of Federated Hermes Index Trust
This semi-annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$34	0.67%
Key Fund Statistics
Net Assets	$272,613,927
Number of Investments	487
Portfolio Turnover	14%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E403
2052905-D (6/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Max-Cap Index Fund

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
April 30, 2026

Share Class | Ticker	Institutional | FMCRX	Service | FMDCX	R6 | FMCLX

Federated Hermes Mid-Cap Index Fund

A Portfolio of Federated Hermes Index Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2026 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—96.5%
		Communication Services—0.9%
12,843		New York Times Co., Class A	$ 1,014,982
2,266		Nexstar Media Group, Inc., Class A	471,645
46,538	[2]	Pinterest, Inc.	914,937
6,384		Warner Music Group Corp.	180,476
		TOTAL	2,582,040
		Consumer Discretionary—10.6%
3,645	[2]	Abercrombie & Fitch Co., Class A	311,101
20,893		Aramark	954,601
5,463		Autoliv, Inc.	633,326
1,384	[2]	AutoNation, Inc.	293,934
22,502		Bath & Body Works, Inc.	437,439
18,873		BorgWarner, Inc.	1,075,195
4,595		Boyd Gaming Corp.	399,535
5,170		Brunswick Corp.	410,757
4,943	[2]	Burlington Stores, Inc.	1,581,809
9,472	[2]	Capri Holdings Ltd.	184,799
6,763	[2]	Cava Group, Inc.	631,732
18,960	[2]	Chewy, Inc.	481,963
371	[3]	Choice Hotels International, Inc.	36,759
6,707		Churchill Downs, Inc.	677,340
5,351	[2]	Crocs, Inc.	545,695
4,622		Dick’s Sporting Goods, Inc.	1,048,824
3,181	[2]	Duolingo, Inc.	350,228
10,098	[2]	Dutch Bros, Inc.	580,736
4,923	[2]	Five Below, Inc.	1,160,154
8,566	[2]	Floor & Decor Holdings, Inc.	414,594
32,763	[2]	GameStop Corp.	817,437
18,034		Gap (The), Inc.	443,456
17,404		Gentex Corp.	402,206
22,754	[2]	Goodyear Tire & Rubber Co.	161,098
270		Graham Holdings Co.	303,078
2,967	[2]	Grand Canyon Education, Inc.	501,631
10,076		H&R Block, Inc.	319,711
9,391		Harley-Davidson, Inc.	224,351
4,760	[2]	Hilton Grand Vacations, Inc.	223,577
2,409	[3]	Hyatt Hotels Corp.	403,676
2,610		KB HOME	138,304
4,032		Lear Corp.	512,588
1,418		Lithia Motors, Inc.	411,390
28,150		Macy’s, Inc.	550,333
24,706	[2]	Mattel, Inc.	372,567
1,343		Murphy USA, Inc.	789,684
4,875	[2]	Ollie’s Bargain Outlet Holdings, Inc.	421,736
1,466		Penske Automotive Group, Inc.	251,448
6,596	[2]	Planet Fitness, Inc.	439,755
6,239		Polaris, Inc., Class A	413,459
3,641		PVH Corp.	332,933
1,224	[2,3]	RH	161,519
11,067		Service Corp. International	896,759
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
16,686		Somnigroup International, Inc.	$ 1,265,800
7,768	[2]	Taylor Morrison Home Corp.	471,828
5,258		Texas Roadhouse, Inc.	846,485
2,542	[3]	Thor Industries, Inc.	200,920
7,532		Toll Brothers Finance Corp.	1,070,599
2,499	[2,3]	TopBuild Corp.	1,106,307
6,913		Travel + Leisure Co.	446,995
26,125		V.F. Corp.	494,546
1,911	[3]	Vail Resorts, Inc.	243,041
10,120	[2]	Valvoline, Inc.	336,288
2,169		Visteon Corp.	242,299
3,255	[3]	Whirlpool Corp.	182,475
2,209		Wingstop, Inc.	362,409
6,006		Wyndham Hotels & Resorts, Inc.	488,768
6,185	[2]	YETI Holdings, Inc.	244,060
		TOTAL	29,706,037
		Consumer Staples—3.4%
29,413		Albertsons Cos., Inc.	495,609
9,322	[2]	Bellring Brands, Inc.	165,932
10,401	[2]	BJ’s Wholesale Club Holdings, Inc.	976,550
12,705	[2]	Celsius Holdings, Inc.	426,507
4,497		Coca-Cola Bottling Co.	922,200
29,380	[2]	Coty, Inc., Class A	72,275
14,804	[2]	Darling Ingredients, Inc.	950,861
4,694	[2]	elf Beauty, Inc.	300,275
16,787		Flowers Foods, Inc.	152,090
3,859		Ingredion, Inc.	431,205
18,078	[2]	Maplebear, Inc.	765,603
12,488	[2]	Performance Food Group Co.	1,130,913
3,355	[2]	Post Holdings, Inc.	351,436
6,730	[2]	Sprouts Farmers Market, Inc.	550,851
611	[2]	The Boston Beer Co., Inc., Class A	144,831
1,613		The Marzetti Co.	210,142
17,531	[2]	US Foods Holding Corp.	1,638,973
		TOTAL	9,686,253
		Energy—5.1%
26,324		Antero Midstream Corp.	575,443
23,298	[2]	Antero Resources Corp.	914,679
4,520		Chord Energy Corp.	658,112
11,317	[2]	CNX Resources Corp.	440,344
8,082		DT Midstream, Inc.	1,196,055
12,429		HF Sinclair Corp.	835,353
583	[2]	HMH Holding, Inc.	12,360
9,286		Matador Resources Co.	589,104
10,666		Murphy Oil Corp.	445,412
35,460		NOV, Inc.	725,512
22,072		Ovintiv, Inc.	1,358,531
4,905		PBF Energy, Inc.	212,681
58,851		Permian Resources Corp.	1,272,359
18,834		Range Resources Corp.	819,279
34,068		TechnipFMC PLC	2,574,519
3,795	[2]	Valaris Ltd.	387,014
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
12,095		Viper Energy, Inc.	$ 597,251
7,148		Weatherford International PLC	788,782
		TOTAL	14,402,790
		Financials—14.5%
2,236		Affiliated Managers Group, Inc.	658,882
22,315		Ally Financial, Inc.	990,563
6,520		American Financial Group, Inc.	868,920
51,331		Annaly Capital Management, Inc.	1,175,480
13,005		Associated Banc-Corp.	366,221
8,248		Bank OZK	397,224
2,420	[2]	Brighthouse Financial, Inc.	150,669
17,974		Carlyle Group LP/The	899,958
10,685		CNO Financial Group, Inc.	474,948
23,483		Columbia Banking Systems, Inc.	695,097
10,893		Commerce Bancshares, Inc.	566,763
20,293		Corebridge Financial, Inc.	558,869
5,024		Cullen Frost Bankers, Inc.	728,128
10,937		East West Bancorp, Inc.	1,383,202
25,920		Equitable Holdings, Inc.	1,093,824
7,588		Essent Group Ltd.	459,226
3,108	[2]	Euronet Worldwide, Inc.	224,957
3,075		Evercore, Inc., Class A	987,967
5,943		Federated Hermes, Inc.	345,229
20,274		Fidelity National Financial, Inc.	1,060,330
8,100		First American Financial Corp.	568,053
10,359		First Financial Bankshares, Inc.	334,285
38,553		First Horizon Corp.	962,283
3,077		FirstCash Holdings, Inc.	671,463
13,686		Flagstar Bank, N.A.	191,193
28,402		FNB Corp. (PA)	506,976
7,277		Glacier Bancorp, Inc.	356,937
3,248		Hamilton Lane, Inc.	298,783
6,539		Hancock Whitney Corp.	441,448
2,814		Hanover Insurance Group, Inc.	528,160
14,542		Home Bancshares, Inc.	390,744
4,321		Houlihan Lokey, Inc.	668,675
4,299		International Bancshares Corp.	308,410
9,798		Janus Henderson Group PLC	505,675
13,144		Jefferies Financial Group, Inc.	633,804
1,369		Kinsale Capital Group, Inc.	443,022
22,310		MGIC Investment Corp.	590,769
1,140		Morningstar, Inc.	192,329
27,567		Old National Bancorp	660,781
18,096		Old Republic International Corp.	722,935
13,493		Pinnacle Financial Partners, Inc.	1,334,997
3,050		Primerica, Inc.	857,873
8,032		Prosperity Bancshares, Inc.	559,429
5,224		Reinsurance Group of America, Inc.	1,104,667
3,457		RenaissanceRe Holdings Ltd.	1,061,195
7,300		RLI Corp.	377,921
5,422		Ryan Specialty Group Holdings, Inc.	188,523
9,010		SEI Investments Co.	817,027
Semi-Annual Financial Statements and Additional Information
3

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
4,776		Selective Insurance Group, Inc.	$ 400,945
3,660	[2,3]	Shift4 Payments, Inc.	162,065
9,371		SLM Corp.	216,283
7,880		South State Corp.	769,640
27,671		Starwood Property Trust, Inc.	508,040
12,122		Stifel Financial Corp.	955,335
2,133	[2]	Texas Capital Bancshares, Inc.	214,793
4,517		UMB Financial Corp.	569,910
14,304		United Bankshares, Inc.	626,658
12,118		Unum Group	974,045
48,755		Valley National Bancorp	661,605
7,472		VOYA Financial, Inc..	612,405
10,975		Webster Financial Corp. Waterbury	794,151
10,043		Western Alliance Bancorp	818,906
3,560	[2]	WEX, Inc.	535,175
5,324		Wintrust Financial Corp.	801,635
14,070		Zions Bancorporation, N.A.	892,319
		TOTAL	40,878,724
		Health Care—8.1%
12,928	[2]	Arrowhead Pharmaceuticals, Inc.	949,949
54,217	[2]	Avantor, Inc.	439,158
15,271	[2]	BioMarin Pharmaceutical, Inc.	823,260
1,445	[2]	Bio-Rad Laboratories, Inc., Class A	404,773
5,052		Bruker Corp.	185,459
1,126		Chemed Corp.	478,527
9,465	[2]	Cytokinetics, Inc.	605,476
15,862		Dentsply Sirona, Inc.	186,379
10,637	[2]	Doximity, Inc.	259,968
44,537	[2]	Elanco Animal Health, Inc.	996,293
7,998		Encompass Health Corp.	799,800
4,585		Ensign Group, Inc.	855,974
13,026	[2]	Envista Holdings Corp.	337,894
20,644	[2]	Exelixis, Inc.	917,832
8,856	[2]	Globus Medical, Inc.	798,634
3,694	[2]	Haemonetics Corp.	221,972
9,348	[2]	Halozyme Therapeutics, Inc.	595,094
8,352	[2]	HealthEquity Inc.	685,115
16,558	[2,3]	Hims & Hers Health, Inc.	449,881
12,154	[2]	Illumina, Inc.	1,540,398
4,830	[2]	Jazz Pharmaceuticals plc	980,587
5,271	[2]	Lantheus Holdings, Inc.	446,032
6,334	[2]	Livanova PLC	380,673
2,921	[2]	Masimo Corp.	521,194
2,057	[2]	Medpace Holdings, Inc.	861,184
7,978	[2]	Neurocrine Biosciences, Inc.	1,050,463
12,618	[2]	Option Care Health, Inc.	256,524
2,743	[2]	Penumbra, Inc.	895,535
4,206	[2]	Repligen Corp.	497,612
31,287	[2]	Roivant Sciences Ltd.	892,618
18,518	[2]	Sotera Health Topco, Inc.	288,140
7,603	[2]	Tenet Healthcare Corp.	1,346,643
Semi-Annual Financial Statements and Additional Information
4

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
3,423	[2]	United Therapeutics Corp.	$ 1,955,731
		TOTAL	22,904,772
		Industrials—25.1%
3,797		Aaon, Inc.	354,298
2,422		Acuity, Inc.	701,823
6,637		Advanced Drainage System, Inc.	990,572
10,277		AECOM	864,296
2,166	[2]	Aerovironment, Inc.	422,413
5,918		AGCO Corp.	716,196
9,113	[2]	Alaska Air Group, Inc.	356,409
40,763	[2]	American Airlines Group, Inc.	477,335
33,575	[2]	APi Group Corp.	1,535,049
2,965		Applied Industrial Technologies, Inc.	906,549
11,658	[2]	ATI, Inc.	1,812,353
715	[2,3]	Avis Budget Group, Inc.	129,179
8,019		Booz Allen Hamilton Holding Corp.	623,638
7,268		BWX Technologies, Inc.	1,572,723
1,756	[2]	CACI International, Inc., Class A	912,312
3,242		Carlisle Cos., Inc.	1,151,753
3,625		Carpenter Technology Corp.	1,552,225
3,573	[2]	Chart Industries, Inc.	742,827
4,430	[2]	Clean Harbors, Inc.	1,385,172
70,345		CNH Industrial NV	753,395
3,476	[3]	Concentrix Corp.	82,798
15,008	[2]	Core & Main, Inc.	755,953
3,892		Crane Co.	691,725
2,931		Curtiss-Wright Corp.	2,110,906
9,168		Donaldson Co., Inc.	808,343
2,738	[2]	Dycom Industries, Inc.	1,133,806
3,680		EnerSys, Inc.	784,797
4,536		Esab Corp.	445,753
12,492	[2]	Exlservice Holding, Inc.	398,245
2,022		Exponent, Inc.	135,252
10,098		Flowserve Corp.	743,617
10,167	[2]	Fluor Corp.	542,409
9,550		Fortune Brands Innovations, Inc.	387,157
1,658	[2]	FTI Consulting, Inc.	297,279
2,072		GATX Corp.	405,946
12,593		Genpact Ltd.	437,607
14,681		Graco, Inc.	1,178,444
9,103	[2]	GXO Logistics, Inc.	520,054
6,031		Hexcel Corp.	566,130
6,836		ITT Corp.	1,465,228
10,094		KBR, Inc.	378,424
4,308	[2]	Kirby Corp.	648,526
12,904		Knight-Swift Transportation Holdings, Inc.	837,470
13,310	[2]	Kratos Defense & Security Solutions	839,195
2,707		Landstar System, Inc.	498,277
4,374		Lincoln Electric Holdings, Inc.	1,159,110
4,471	[2]	Mastec, Inc.	1,761,798
4,336		Maximus, Inc.	284,528
3,684	[2]	Middleby Corp.	517,086
Semi-Annual Financial Statements and Additional Information
5

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
2,260		MOOG, Inc., Class A	$ 680,961
2,897		MSA Safety, Inc.	482,032
2,180		MSC Industrial Direct Co., Inc.	222,949
8,825		Mueller Industries, Inc.	1,195,170
11,802	[2]	NextPower,Inc	1,405,972
12,827		nVent Electric PLC	1,832,978
5,028		Oshkosh Corp.	785,876
7,759		Owens Corning, Inc.	956,995
4,206	[2]	Parsons Corp.	212,024
4,611	[2]	Paylocity Corp.	486,414
13,439		RB Global, Inc.	1,401,688
2,513	[2]	RBC Bearings, Inc.	1,505,513
5,961		Regal Rexnord Corp.	1,281,794
3,673		Ryder System, Inc.	932,097
2,118	[2]	Saia, Inc.	950,601
3,587		Science Applications International Corp.	347,114
15,308		Sensata Technologies Holdings PLC	637,425
3,296		Simpson Manufacturing Co., Inc.	628,646
3,336	[2]	SPX Technologies, Inc.	730,284
15,076	[2]	StandardAero, Inc.	374,789
2,442	[2]	Sterling Infrastructure, Inc.	1,259,144
9,038		Terex Corp.	562,164
20,732		Tetra Tech, Inc.	670,058
4,562		The Brink’s Co.	486,994
5,039		Timken Co.	558,775
9,099		Toro Co.	865,952
15,294		TransUnion	1,085,874
8,526	[2]	Trex Co., Inc.	334,219
4,631		UFP Industries, Inc.	414,428
6,141		UL Solutions, Inc.	555,699
1,566		Valmont Industries, Inc.	795,591
1,806	[2]	Vicor Corp.	486,302
2,446		Watsco, Inc.	1,070,957
2,180		Watts Industries, Inc., Class A	654,349
3,376		WESCO International, Inc.	1,178,629
4,739		Woodward, Inc.	1,720,210
9,988	[2]	XPO, Inc.	2,198,658
		TOTAL	70,725,705
		Information Technology—13.5%
3,000		Advanced Energy Industries, Inc.	1,151,730
9,868	[2]	Allegro MicroSystems, Inc.	478,598
9,043		Amkor Technology, Inc.	630,749
1,934	[2]	AppFolio, Inc.	323,152
4,061	[2]	Arrow Electronics, Inc.	762,778
6,507		Avnet, Inc.	536,893
3,124		Belden, Inc.	351,387
11,838		Bentley Systems, Inc.	386,156
4,524	[2]	Bill.Com Holdings, Inc.	171,912
2,845	[2]	Blackbaud, Inc.	105,749
4,981	[2]	Cirrus Logic, Inc.	812,301
13,172		Cognex Corp.	731,178
3,495	[2]	Commvault Systems, Inc.	345,586
Semi-Annual Financial Statements and Additional Information
6

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
3,925		Crane NXT Co.	$ 175,369
6,318	[2,3]	Digitalocean Holdings, Inc.	609,245
18,572	[2]	DocuSign, Inc.	854,126
2,781		Dolby Laboratories, Class A	178,373
13,865	[2]	Dropbox, Inc.	336,781
23,708	[2]	Dynatrace Holdings LLC	858,467
12,082		Entegris, Inc.	1,708,153
26,868	[2]	Everpure, Inc.	1,919,719
2,656	[2]	Fabrinet	1,815,296
29,226	[2]	Flex Ltd.	2,675,640
6,040	[2]	Guidewire Software, Inc.	835,876
2,042		InterDigital, Inc.	605,575
978	[2]	IPG Photonics Corp.	116,304
18,169	[2]	Kyndryl Holdings, Inc.	251,096
10,873	[2]	Lattice Semiconductor Corp.	1,329,550
2,360		Littelfuse, Inc.	953,841
4,564	[2]	MA-COM Technology Solutions Holdings, Inc.	1,285,268
4,757	[2]	Manhattan Associates, Inc.	655,943
5,339		MKS Inc.	1,514,941
1,776	[2]	Novanta, Inc.	230,045
24,580	[2]	Nutanix, Inc.	1,005,076
13,470	[2]	Okta, Inc.	992,065
4,447	[2]	Onto Innovation, Inc.	1,312,132
7,256		Pegasystems, Inc.	265,207
4,161	[2]	Qualys, Inc.	361,716
8,557	[2]	Rambus, Inc.	984,996
2,620	[2]	Silicon Laboratories, Inc.	570,374
1,756	[2]	Sitime Corp.	987,135
3,079	[2]	Synaptics, Inc.	288,164
5,960		TD SYNNEX Corp.	1,359,953
8,214	[2]	TTM Technologies, Inc.	1,299,619
12,052	[2]	Twilio, Inc.	1,784,419
31,277	[2]	UiPath, Inc.	322,153
2,187		Universal Display Corp.	190,466
14,840		Vontier Corp.	532,459
		TOTAL	37,953,711
		Materials—5.5%
20,585		Alcoa Corp.	1,313,117
5,118		Aptargroup, Inc.	632,994
6,161		Ashland, Inc.	328,135
7,278		Avient Corp.	269,868
21,815	[2]	Axalta Coating Systems Ltd.	620,419
4,151		Cabot Corp.	319,461
32,420	[2]	Cleveland-Cliffs, Inc.	330,684
10,887		Commercial Metals Corp.	750,768
10,164		Crown Holdings, Inc.	999,223
2,499		Eagle Materials, Inc.	525,065
9,931		Graphic Packaging Holding Co.	94,643
1,968		Greif, Inc., Class A	128,392
60,457		Hecla Mining Co.	1,089,435
4,504	[2]	Knife River Corp.	416,845
5,038		Louisiana-Pacific Corp.	363,693
Semi-Annual Financial Statements and Additional Information
7

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
9,331	[2,3]	MP Materials Corp.	$ 616,219
620		Newmarket Corp.	418,885
4,084		Olin Corp.	116,312
4,156		Reliance, Inc.	1,506,550
5,878		Royal Gold, Inc.	1,371,808
10,181		RPM International, Inc.	1,037,342
3,552		Scotts Miracle-Gro Co.	222,710
6,972		Silgan Holdings, Inc.	282,715
12,619		Solstice Advanced Materials Inc.	1,034,127
7,840		Sonoco Products Co.	391,686
2,651		Westlake Corp.	305,607
		TOTAL	15,486,703
		Real Estate—6.6%
7,916		Agree Realty Corp.	610,403
11,625		American Healthcare REIT, Inc.	590,318
25,915		American Homes 4 Rent	825,134
24,371		Brixmor Property Group, Inc.	733,323
14,532		CareTrust REIT, Inc.	573,287
12,982		COPT Defense Properties	405,688
13,353		Cousins Properties, Inc.	341,970
18,127		Cubesmart	733,781
4,909		EastGroup Properties, Inc.	987,691
6,052		EPR Properties	337,762
15,408		Equity Lifestyle Properties, Inc.	975,172
12,687		First Industrial Realty Trust, Inc.	786,721
22,496		Gaming and Leisure Properties, Inc.	1,090,156
27,730		Healthcare Realty Trust, Inc.	518,551
18,827		Independence Realty Trust, Inc.	307,068
3,752	[2]	Jones Lang LaSalle, Inc.	1,193,624
8,666		Kilroy Realty Corp.	288,231
17,210		Kite Realty Group Trust	450,214
6,905		Lamar Advertising Co.	951,785
5,626		National Storage Affiliates Trust	239,443
15,098		NNN REIT, Inc.	661,141
23,495		Omega Healthcare Investors, Inc.	1,103,560
15,890		Park Hotels & Resorts, Inc.	182,258
15,746		Rayonier, Inc.	333,973
18,300		Rexford Industrial Realty, Inc.	656,787
13,787		Sabra Health Care REIT, Inc.	284,839
15,185		STAG Industrial, Inc.	585,837
17,513		Vornado Realty Trust, LP	523,464
19,245		WP Carey, Inc.	1,403,538
		TOTAL	18,675,719
		Utilities—3.2%
4,214		Black Hills Corp.	317,272
19,365		Essential Utilities, Inc.	739,743
3,390	[3]	Idacorp, Inc.	500,839
8,908		National Fuel Gas Co.	751,657
8,016		New Jersey Resources Corp.	451,381
4,884		Northwestern Energy Group, Inc.	353,309
16,333		OGE Energy Corp.	797,050
4,769		ONE Gas, Inc.	425,490
Semi-Annual Financial Statements and Additional Information
8

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
4,832		Ormat Technologies, Inc.	$ 555,197
11,365		Portland General Electric Co.	590,184
5,107		Southwest Gas Holdings, Inc.	480,313
4,698		Spire, Inc.	428,364
4,004	[2]	Talen Energy Corp.	1,491,170
7,792		TXNM Energy, Inc.	460,195
17,061		UGI Corp.	615,732
		TOTAL	8,957,896
		TOTAL COMMON STOCKS (IDENTIFIED COST $155,471,839)	271,960,350
		INVESTMENT COMPANY—4.9%
13,636,281		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[4] (IDENTIFIED COST $13,636,281)	13,636,281
		TOTAL INVESTMENT IN SECURITIES—101.4% (IDENTIFIED COST $169,108,120)[5]	285,596,631
		OTHER ASSETS AND LIABILITIES - NET—(1.4%)[6]	(3,826,185)
		NET ASSETS—100%	$281,770,446
At April 30, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P MidCap 400 E-Mini Index	27	$9,858,240	June 2026	$693,883
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliates, which are either the parent company of the Manager or investment companies which are funds managed by the Manager or an affiliate of the Manager, during the period ended April 30, 2026, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Total of Affiliated Transactions
Value as of 10/31/2025	$340,960	$8,372,946	$8,713,906
Purchases at Cost	$—	$76,700,547	$76,700,547
Proceeds from Sales	$(55,373)	$(71,437,212)	$(71,492,585)
Change in Unrealized Appreciation/Depreciation	$26,320	$—	$26,320
Net Realized Gain/(Loss)	$33,322	$—	$33,322
Value as of 4/30/2026	$345,229	$13,636,281	$13,981,510
Shares Held as of 4/30/2026	5,943	13,636,281	13,642,224
Dividend Income	$4,412	$235,401	$239,813

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $9,858,240 at April 30, 2026, which represents 3.5% of net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100%.

2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2026.
Semi-Annual Financial Statements and Additional Information
9

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.07	$17.43	$14.72	$16.77	$23.51	$18.35
Income From Investment Operations:
Net investment income[1]	0.09	0.19	0.21	0.21	0.21	0.21
Net realized and unrealized gain (loss)	1.82	0.89	4.34	(0.32)	(2.53)	7.99
TOTAL FROM INVESTMENT OPERATIONS	1.91	1.08	4.55	(0.11)	(2.32)	8.20
Less Distributions:
Distributions from net investment income	(0.11)	(0.19)	(0.22)	(0.23)	(0.20)	(0.18)
Distributions from net realized gain	(1.44)	(2.25)	(1.62)	(1.71)	(4.22)	(2.86)
TOTAL DISTRIBUTIONS	(1.55)	(2.44)	(1.84)	(1.94)	(4.42)	(3.04)
Net Asset Value, End of Period	$16.43	$16.07	$17.43	$14.72	$16.77	$23.51
Total Return[2]	12.84%	6.19%	33.07%	(0.99)%	(11.85)%	48.88%
Ratios to Average Net Assets:
Net expenses[3]	0.32%[4]	0.31%[5]	0.31%[5]	0.31%[5]	0.31%	0.31%
Net investment income	1.21%[4]	1.23%	1.28%	1.35%	1.17%	0.96%
Expense waiver/reimbursement[6]	0.19%[4]	0.20%	0.18%	0.17%	0.15%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,304	$43,098	$46,308	$38,699	$82,356	$109,614
Portfolio turnover[7]	15%	31%	33%	34%	32%	31%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.31%, 0.31% and 0.31% for the years ended October 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.11	$17.46	$14.74	$16.80	$23.54	$18.37
Income From Investment Operations:
Net investment income[1]	0.07	0.15	0.17	0.17	0.16	0.15
Net realized and unrealized gain (loss)	1.82	0.90	4.35	(0.33)	(2.53)	8.00
TOTAL FROM INVESTMENT OPERATIONS	1.89	1.05	4.52	(0.16)	(2.37)	8.15
Less Distributions:
Distributions from net investment income	(0.09)	(0.15)	(0.18)	(0.19)	(0.15)	(0.12)
Distributions from net realized gain	(1.44)	(2.25)	(1.62)	(1.71)	(4.22)	(2.86)
TOTAL DISTRIBUTIONS	(1.53)	(2.40)	(1.80)	(1.90)	(4.37)	(2.98)
Net Asset Value, End of Period	$16.47	$16.11	$17.46	$14.74	$16.80	$23.54
Total Return[2]	12.66%	5.97%	32.76%	(1.31)%	(12.06)%	48.52%
Ratios to Average Net Assets:
Net expenses[3]	0.57%[4]	0.56%[5]	0.56%[5]	0.56%[5]	0.56%	0.56%
Net investment income	0.95%[4]	0.98%	1.04%	1.06%	0.92%	0.71%
Expense waiver/reimbursement[6]	0.18%[4]	0.19%	0.18%	0.16%	0.14%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$202,493	$195,537	$211,706	$189,138	$224,874	$306,048
Portfolio turnover[7]	15%	31%	33%	34%	32%	31%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.56%, 0.56% and 0.56% for the years ended October 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.12	$17.47	$14.75	$16.80	$23.55	$18.38
Income From Investment Operations:
Net investment income[1]	0.10	0.19	0.22	0.21	0.20	0.21
Net realized and unrealized gain (loss)	1.81	0.90	4.34	(0.32)	(2.53)	8.00
TOTAL FROM INVESTMENT OPERATIONS	1.91	1.09	4.56	(0.11)	(2.33)	8.21
Less Distributions:
Distributions from net investment income	(0.11)	(0.19)	(0.22)	(0.23)	(0.20)	(0.18)
Distributions from net realized gain	(1.44)	(2.25)	(1.62)	(1.71)	(4.22)	(2.86)
TOTAL DISTRIBUTIONS	(1.55)	(2.44)	(1.84)	(1.94)	(4.42)	(3.04)
Net Asset Value, End of Period	$16.48	$16.12	$17.47	$14.75	$16.80	$23.55
Total Return[2]	12.80%	6.25%	33.08%	(0.98)%	(11.87)%	48.87%
Ratios to Average Net Assets:
Net expenses[3]	0.31%[4]	0.30%[5]	0.30%[5]	0.30%[5]	0.30%	0.30%
Net investment income	1.27%[4]	1.24%	1.32%	1.30%	1.19%	0.96%
Expense waiver/reimbursement[6]	0.15%[4]	0.16%	0.15%	0.13%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,973	$46,266	$44,006	$45,559	$43,205	$48,011
Portfolio turnover[7]	15%	31%	33%	34%	32%	31%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.30%, 0.30% and 0.30% for the years ended October 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Statement of Assets and Liabilities
April 30, 2026 (unaudited)

Assets:
Investment in securities, at value including $4,594,988 of securities loaned and $13,636,281 of investment in affiliated holdings* (identified cost $169,108,120, including $13,636,281 of identified cost in affiliated holdings)	$285,596,631
Due from broker (Note 2)	680,438
Receivable for variation margin on futures contracts	163,620
Receivable for shares sold	129,569
Income receivable	45,163
Income receivable from affiliated holdings	30,583
Receivable for investments sold	29,599
Prepaid expenses	24
Total Assets	286,675,627
Liabilities:
Payable for collateral due to broker for securities lending (Note 2)	$4,696,464
Payable for shares redeemed	84,197
Payable for portfolio accounting fees	47,990
Payable for other service fees (Notes 2 and 5)	43,684
Payable for transfer agent fees (Note 2)	16,268
Payable for share registration costs	12,899
Payable for management fee (Note 5)	2,635
Payable for investments purchased	1,044
TOTAL LIABILITIES	4,905,181
Net assets for 17,112,235 shares outstanding	$281,770,446
Net Assets Consist of:
Paid-in capital	$139,727,952
Total distributable earnings (loss)	142,042,494
NET ASSETS	$281,770,446
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($42,304,238 ÷ 2,575,177 shares outstanding) no par value, unlimited shares authorized	$16.43
Service Shares:
Net asset value per share ($202,492,730 ÷ 12,293,350 shares outstanding) no par value, unlimited shares authorized	$16.47
Class R6 Shares:
Net asset value per share ($36,973,478 ÷ 2,243,708 shares outstanding) no par value, unlimited shares authorized	$16.48

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Statement of Operations
Six Months Ended April 30, 2026 (unaudited)

Investment Income:
Dividends (including $168,341 received from affiliated holdings* and net of foreign taxes withheld of $1,449)	$2,115,756
Net income on securities loaned (includes $71,472 earned from an affiliated holding* related to cash collateral balances) (Note 2)	5,236
TOTAL INCOME	2,120,992
Expenses:
Management fee (Note 5)	$415,726
Custodian fees	12,245
Transfer agent fees (Note 2)	76,173
Directors’/Trustees’ fees (Note 5)	2,688
Auditing fees	16,417
Legal fees	5,209
Other service fees (Notes 2 and 5)	243,913
Portfolio accounting fees	72,250
Share registration costs	28,027
Printing and postage	13,422
Commitment fees	4,984
Miscellaneous (Note 5)	42,138
TOTAL EXPENSES	933,192
Waiver and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	(213,238)
Reimbursement of other operating expenses (Notes 2 and 5)	(35,325)
TOTAL WAIVER AND REIMBURSEMENTS	(248,563)
Net expenses	684,629
Net investment income	1,436,363
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized gain of $33,322 on sales of investments in affiliated holdings*)	25,939,809
Net realized gain on futures contracts	487,850
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $26,320 of investments in affiliated holdings*)	4,786,518
Net change in unrealized depreciation of futures contracts	786,714
Net realized and unrealized gain (loss) on investments and futures contracts	32,000,891
Change in net assets resulting from operations	$33,437,254

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2026	Year Ended 10/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,436,363	$3,058,844
Net realized gain	26,427,659	25,585,981
Net change in unrealized appreciation/depreciation	5,573,232	(11,417,260)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	33,437,254	17,227,565
Distributions to Shareholders:
Institutional Shares	(3,947,819)	(6,403,390)
Service Shares	(18,342,128)	(28,922,954)
Class R6 Shares	(4,442,029)	(6,165,899)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(26,731,976)	(41,492,243)
Share Transactions:
Proceeds from sale of shares	16,496,684	33,624,774
Net asset value of shares issued to shareholders in payment of distributions declared	26,130,590	40,616,197
Cost of shares redeemed	(52,462,378)	(67,095,621)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,835,104)	7,145,350
Change in net assets	(3,129,826)	(17,119,328)
Net Assets:
Beginning of period	284,900,272	302,019,600
End of period	$281,770,446	$284,900,272
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
16

Notes to Financial Statements
April 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
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Equity securities and exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
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Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
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Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
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Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
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For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
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the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid at least quarterly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $248,563 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended April 30, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$14,663	$(8,462)
Service Shares	57,683	(26,863)
Class R6 Shares	3,827	—
TOTAL	$76,173	$(35,325)
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$243,913
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage market risk and to maintain exposure to the S&P MidCap 400 Index. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $11,637,563. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee
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for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2026, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$4,594,988	$4,696,464
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for variation margin on futures contracts	$693,883*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$487,850

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$786,714
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could materially differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	170,550	$2,691,104	714,888	$10,987,753
Shares issued to shareholders in payment of distributions declared	254,330	3,830,942	383,582	6,223,606
Shares redeemed	(530,835)	(8,403,244)	(1,074,608)	(16,781,614)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(105,955)	$(1,881,198)	23,862	$429,745
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	510,389	$8,065,160	850,569	$13,385,300
Shares issued to shareholders in payment of distributions declared	1,193,259	18,021,109	1,747,027	28,434,095
Shares redeemed	(1,545,749)	(24,485,037)	(2,585,558)	(40,769,368)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	157,899	$1,601,232	12,038	$1,050,027
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	368,873	$5,740,420	592,677	$9,251,721
Shares issued to shareholders in payment of distributions declared	283,120	4,278,539	366,299	5,958,496
Shares redeemed	(1,278,175)	(19,574,097)	(607,933)	(9,544,639)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(626,182)	$(9,555,138)	351,043	$5,665,578
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(574,238)	$(9,835,104)	386,943	$7,145,350
4. FEDERAL TAX INFORMATION
At April 30, 2026, the cost of investments for federal tax purposes was $169,108,120. The net unrealized appreciation of investments for federal tax purposes was $117,182,394. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $127,389,022 and unrealized depreciation from investments for those securities having an excess of cost over value of $10,206,628. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2026, the Manager voluntarily waived $209,548 of its fee and reimbursed $35,325 of transfer agent fees.
The Manager has agreed to reimburse the Fund for certain management fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2026, the Manager reimbursed $3,690.
Other Service Fees
For the six months ended April 30, 2026, FSSC received $7,169 of other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.57% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to January 1, 2026, the Fee Limit for the Institutional Shares, Service Shares and Class R6 Shares was 0.31%, 0.56% and 0.30%, respectively. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2026, were as follows:
Purchases	$40,842,576
Sales	$77,330,027
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Industrials sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2026, the Fund had no outstanding loans. During the six months ended April 30, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2026, there were no outstanding loans. During the six months ended April 30, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Manager acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2025
FEDERATED HERMES MID-CAP INDEX FUND (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
24

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information
25

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Semi-Annual Financial Statements and Additional Information
26

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
27

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Mid-Cap Index Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
CUSIP 31420E874
3042108 (6/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
April 30, 2026

Share Class | Ticker	C | MXCCX	R | FMXKX	Institutional | FISPX	Service | FMXSX

Federated Hermes Max-Cap Index Fund

A Portfolio of Federated Hermes Index Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2026 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—95.0%
		Communication Services—10.4%
24,410		Alphabet, Inc., Class A	$ 9,392,968
19,608		Alphabet, Inc., Class C	7,489,079
25,076		AT&T, Inc.	655,236
361	[2]	Charter Communications, Inc.	59,626
15,045		Comcast Corp., Class A	406,817
413	[2,3]	Echostar Holding Corp.	50,857
1,535		Electronic Arts, Inc.	310,638
841		Fox Corp., Class A	53,395
594		Fox Corp., Class B	33,870
9,170		Meta Platforms, Inc.	5,611,215
16,410	[2]	Netflix, Inc.	1,536,140
1,552		News Corp., Class A	40,849
512		News Corp., Class B	15,606
1,319		Omnicom Group, Inc.	101,194
1,303	[3]	Paramount SkyDance Corp.	13,343
730	[2]	Take-Two Interactive Software, Inc.	156,045
278		TKO Group Holdings, Inc.	51,733
1,987		T-Mobile USA, Inc.	388,458
6,891	[2]	Trade Desk, Inc./The	162,559
17,681		Verizon Communications, Inc.	849,218
6,232		Walt Disney Co.	646,570
10,391	[2]	Warner Bros. Discovery, Inc.	281,076
		TOTAL	28,306,492
		Consumer Discretionary—9.4%
1,776	[2]	Airbnb, Inc.	249,279
40,390	[2]	Amazon.com, Inc.	10,705,773
892	[2]	Aptiv PLC	53,752
34	[2]	AutoZone, Inc.	125,937
2,665		Best Buy Co., Inc.	161,206
4,075		Booking Holdings, Inc.	686,067
4,822		Carnival Corp.	127,831
259	[2]	Carvana Co.	102,512
5,461	[2]	Chipotle Mexican Grill, Inc.	185,619
1,130		D. R. Horton, Inc.	173,862
483		Darden Restaurants, Inc.	96,871
1,726	[2]	Deckers Outdoor Corp.	176,397
130		Domino’s Pizza, Inc.	44,125
1,567	[2]	DoorDash, Inc.	264,275
1,895		eBay, Inc.	196,095
986		Expedia Group, Inc.	244,893
16,430		Ford Motor Co.	198,474
685		Garmin Ltd.	172,031
3,790		General Motors Co.	291,413
1,780		Genuine Parts Co.	190,869
1,857		Hasbro, Inc.	177,975
961		Hilton Worldwide Holdings, Inc.	311,431
4,174		Home Depot, Inc.	1,372,411
3,462		Las Vegas Sands Corp.	189,060
2,352		Lowe’s Cos., Inc.	561,634
Semi-Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
448	[2]	Lululemon Athletica, Inc.	$ 61,690
922		Marriott International, Inc., Class A	333,478
2,603		McDonald’s Corp.	764,215
804	[2]	MGM Resorts International	31,308
2,776		Nike, Inc., Class B	123,143
1,909	[2]	Norwegian Cruise Line Holdings Ltd.	34,706
12	[2]	NVR, Inc.	75,790
3,530	[2]	O’Reilly Automotive, Inc.	350,882
137		Pool Corp.	29,225
806		Pulte Group, Inc.	98,622
162		Ralph Lauren Corp.	58,100
1,356		Ross Stores, Inc.	308,883
619		Royal Caribbean Cruises, Ltd.	163,267
3,539		Starbucks Corp.	372,763
849		Tapestry, Inc.	123,139
11,480	[2]	Tesla, Inc.	4,381,112
4,656		TJX Cos., Inc.	729,828
2,215		Tractor Supply Co.	77,747
408	[2]	Ulta Beauty, Inc.	219,292
501		Williams-Sonoma, Inc.	90,786
354		Wynn Resorts Ltd.	37,917
1,164		Yum! Brands, Inc.	185,833
		TOTAL	25,711,518
		Consumer Staples—4.7%
7,038		Altria Group, Inc.	511,311
3,743		Archer-Daniels-Midland Co.	279,003
716		Brown-Forman Corp., Class B	18,451
155		Casey’s General Stores, Inc.	127,433
2,246		Church & Dwight Co., Inc.	217,997
507		Clorox Co.	48,895
3,380		Colgate-Palmolive Co.	288,517
2,006		Conagra Brands, Inc.	28,786
1,225		Constellation Brands, Inc., Class A	191,811
1,861		Costco Wholesale Corp.	1,888,040
1,884		Dollar General Corp.	218,318
775	[2]	Dollar Tree, Inc.	75,260
1,037		Estee Lauder Cos., Inc., Class A	79,548
2,237		General Mills, Inc.	78,988
621		Hershey Foods Corp.	115,345
8,033		Kenvue, Inc.	140,819
1,328		Keurig Dr Pepper, Inc.	39,043
1,392		Kimberly-Clark Corp.	137,015
3,573		Kraft Heinz Co./The	80,964
2,441		Kroger Co.	166,159
1,063		McCormick & Co., Inc.	54,043
710		Molson Coors Beverage Company, Class B	30,345
5,374		Mondelez International, Inc.	330,179
2,990	[2]	Monster Beverage Corp.	230,439
6,507		PepsiCo, Inc.	1,031,294
6,527		Philip Morris International, Inc.	1,077,412
8,925		Procter & Gamble Co.	1,312,778
1,629		Smucker (J.M.) Co.	159,691
Semi-Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
2,008		Sysco Corp.	$ 150,018
862		Target Corp.	111,845
825	[3]	The Campbell’s Co.	17,152
14,662		The Coca-Cola Co.	1,154,779
1,183		Tyson Foods, Inc., Class A	75,795
18,379		WalMart Inc.	2,424,741
		TOTAL	12,892,214
		Energy—3.3%
4,065		APA Corp.	165,567
6,097		Baker Hughes a GE Co. LLC	424,778
7,859		Chevron Corp.	1,519,223
5,137		ConocoPhillips	646,132
3,181		Coterra Energy, Inc., Class A	114,230
5,032		Devon Energy Corp.	258,494
781		Diamondback Energy, Inc.	160,597
3,129		EOG Resources, Inc.	439,843
2,617		EQT Corp.	157,229
999		Expand Energy Corp.	102,048
17,522		Exxon Mobil Corp.	2,704,170
3,512		Halliburton Co.	148,558
500	[2]	HMH Holding, Inc.	10,600
4,662		Kinder Morgan, Inc.	153,240
1,237		Marathon Petroleum Corp.	307,135
3,015		Occidental Petroleum Corp.	182,649
1,296		ONEOK, Inc.	119,828
1,024		Phillips 66	183,450
6,270		SLB Ltd.	356,637
900		Targa Resources, Inc.	234,072
243		Texas Pacific Land Corp.	107,812
1,279		Valero Energy Corp.	323,050
3,519		Williams Cos., Inc.	268,535
		TOTAL	9,087,877
		Financials—11.5%
1,957		Aflac, Inc.	222,452
1,090		Allstate Corp.	236,813
2,245		American Express Co.	725,247
3,855		American International Group, Inc.	288,354
383		Ameriprise Financial, Inc.	181,845
525		Aon PLC	163,616
882		Apollo Global Management, Inc.	113,531
1,499	[2]	Arch Capital Group Ltd.	141,596
864		Ares Management Corp.	101,434
512		Arthur J. Gallagher & Co.	105,677
770		Assurant, Inc.	181,928
27,821		Bank of America Corp.	1,487,311
3,918		Bank of New York Mellon Corp.	526,462
7,442	[2]	Berkshire Hathaway, Inc., Class B	3,524,531
605		BlackRock, Inc.	644,688
3,139		Blackstone, Inc.	394,196
286	[2]	Block, Inc.	20,166
2,621		Capital One Financial Co.	501,397
439		Cboe Global Markets, Inc.	131,740
Semi-Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
7,003		Charles Schwab Corp.	$ 641,755
1,159		Chubb Ltd.	378,993
654		Cincinnati Financial Corp.	106,994
7,327		Citigroup, Inc.	937,709
1,782		Citizens Financial Group, Inc.	115,919
1,512		CME Group, Inc.	435,184
351	[2]	Coinbase Global, Inc.	65,907
107		Erie Indemnity Co.	23,426
546		Everest Group Ltd.	194,791
156		FactSet Research Systems, Inc.	35,502
4,579		Fidelity National Information Services, Inc.	213,061
1,057		Fifth Third Bancorp	53,653
2,255	[2]	Fiserv, Inc.	141,276
6,257		Franklin Resources, Inc.	187,522
2,737		Global Payments, Inc.	196,955
334		Globe Life, Inc.	51,536
1,404		Goldman Sachs Group, Inc.	1,296,973
8,510		Huntington Bancshares, Inc.	142,628
115		Interactive Brokers Group, Inc., Class A	9,143
2,381		Intercontinental Exchange, Inc.	376,412
1,862		Invesco Ltd.	48,803
10,893		JPMorgan Chase & Co.	3,412,014
3,929		KeyCorp	86,870
2,878		KKR & Co., Inc, Class COMMON	300,291
708		Loews Corp.	79,728
637		M&T Bank Corp.	139,267
2,030		Marsh & McLennan Cos., Inc.	340,451
3,415		Mastercard, Inc.	1,717,472
4,037		MetLife, Inc.	323,364
643		Moody’s Corp.	296,970
5,044		Morgan Stanley	961,336
308		MSCI, Inc., Class A	182,154
1,883		NASDAQ, Inc.	173,067
1,655		Northern Trust Corp.	275,293
3,860		PayPal Holdings, Inc.	193,540
1,693		PNC Financial Services Group, Inc.	377,539
829		Principal Financial Group, Inc.	83,654
2,457		Progressive Corp., OH	494,545
1,459		Prudential Financial, Inc.	143,142
735		Raymond James Financial, Inc.	116,365
8,344		Regions Financial Corp.	238,221
1,714	[2]	Robinhood Markets, Inc.	124,933
1,283		S&P Global, Inc.	553,268
2,151		State Street Corp.	328,759
1,457		Synchrony Financial	111,023
2,278		T. Rowe Price Group, Inc.	234,361
1,169		The Hartford Insurance Group, Inc.	159,931
907		The Travelers Cos., Inc.	276,762
7,996		Truist Financial Corp.	411,794
6,517		U.S. Bancorp	369,253
7,048		Visa, Inc., Class A	2,324,712
1,249		W. R. Berkley Corp.	83,471
Semi-Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
12,967		Wells Fargo & Co.	$ 1,066,276
399		Willis Towers Watson PLC	102,224
		TOTAL	31,429,176
		Health Care—8.1%
7,291		Abbott Laboratories	661,950
7,410		AbbVie, Inc.	1,565,881
124		Agilent Technologies, Inc.	14,328
280	[2]	Align Technology, Inc.	49,283
2,258		Amgen, Inc.	781,832
2,157		Baxter International, Inc.	37,920
436		Becton Dickinson & Co.	64,981
615	[2]	Biogen, Inc.	116,407
656		Bio-Techne Corp.	36,290
4,521	[2]	Boston Scientific Corp.	260,455
8,538		Bristol-Myers Squibb Co.	517,317
1,549		Cardinal Health, Inc.	298,771
816		Cencora, Inc.	251,336
1,959	[2]	Centene Corp.	105,179
981	[2]	Charles River Laboratories International, Inc.	163,798
822	[2]	Cooper Cos., Inc.	51,704
5,334		CVS Health Corp.	444,269
2,638		Danaher Corp.	472,070
140	[2]	Davita, Inc.	21,720
3,377	[2]	Dexcom, Inc.	201,100
2,433	[2]	Edwards Lifesciences Corp.	203,156
925		Elevance Health, Inc.	348,188
3,322		Eli Lilly & Co.	3,104,741
226		GE HealthCare Technologies, Inc.	13,750
6,042		Gilead Sciences, Inc.	790,535
894		HCA Healthcare, Inc.	388,398
2,052	[2]	Henry Schein, Inc.	153,059
335	[2]	IDEXX Laboratories, Inc.	187,868
1,977	[2]	Incyte Genomics, Inc.	188,349
295	[2]	Insulet Corp.	50,781
1,242	[2]	Intuitive Surgical, Inc.	568,352
1,424	[2]	IQVIA Holdings, Inc.	225,519
9,605		Johnson & Johnson	2,207,709
797		Labcorp Holdings, Inc.	204,670
646		McKesson Corp.	526,619
5,375		Medtronic PLC	435,214
10,407		Merck & Co., Inc.	1,136,236
85	[2]	Mettler-Toledo International, Inc.	108,512
1,458	[2]	Moderna, Inc.	66,981
23,839		Pfizer, Inc.	636,501
461		Quest Diagnostics, Inc.	89,526
423		Regeneron Pharmaceuticals, Inc.	299,086
611		ResMed, Inc.	130,638
475		Revvity, Inc.	41,145
411		STERIS PLC	89,138
1,444		Stryker Corp.	455,048
1,105		The Cigna Group	321,091
1,323		Thermo Fisher Scientific, Inc.	633,664
Semi-Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
3,448		UnitedHealth Group, Inc.	$ 1,277,415
232		Universal Health Services, Inc., Class B	39,039
806	[2]	Vertex Pharmaceuticals, Inc.	344,468
13,615		Viatris, Inc.	203,408
15	[2]	Waters Corp.	4,638
302		West Pharmaceutical Services, Inc.	89,872
831		Zimmer Biomet Holdings, Inc.	68,499
1,770		Zoetis, Inc.	203,497
		TOTAL	21,951,901
		Industrials—8.4%
2,208		3M Co.	323,516
1,185		Allegion PLC	162,914
965		Ametek, Inc.	227,257
1,688		Automatic Data Processing, Inc.	357,755
95	[2]	Axon Enterprise, Inc.	38,167
2,703	[2]	Boeing Co.	619,068
490		Broadridge Financial Solutions, Inc.	75,450
1,867	[2]	Builders Firstsource, Inc.	147,661
497		C.H. Robinson Worldwide, Inc.	90,360
3,294		Carrier Global Corp.	221,258
1,951		Caterpillar, Inc.	1,736,605
773		Cintas Corp.	135,051
148		Comfort Systems USA, Inc.	272,357
3,734	[2]	Copart, Inc.	123,633
7,797		CSX Corp.	354,218
799		Cummins, Inc.	536,137
1,057		Deere & Co.	623,493
4,548		Delta Air Lines 2020-1 Class	309,218
565		Dover Corp.	127,922
1,299		Eaton Corp. PLC	562,480
188		Emcor Group, Inc.	167,634
2,356		Emerson Electric Co.	330,877
1,158		Equifax, Inc.	201,422
562		Expeditors International of Washington, Inc.	83,114
2,148		Fastenal Co.	96,510
907		FedEx Corp.	365,802
1,314		Fortive Corp.	78,564
4,397		GE Aerospace	1,274,822
1,130		GE Vernova, Inc.	1,224,310
246	[2]	Generac Holdings, Inc.	63,771
725		General Dynamics Corp.	249,617
3,180		Honeywell International, Inc.	681,569
1,681		Howmet Aerospace, Inc.	408,550
223		Hubbell, Inc.	113,322
165		Huntington Ingalls Industries, Inc.	60,108
314		IDEX Corp.	68,405
644		Illinois Tool Works, Inc.	166,158
1,492		Ingersoll-Rand, Inc.	119,151
906		J. B. Hunt Transportation Services, Inc.	227,886
492		Jacobs Solutions, Inc.	63,670
2,566		Johnson Controls International PLC	374,713
1,109		L3Harris Technologies Inc.	355,490
Semi-Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
1,251		Leidos Holdings, Inc.	$ 186,674
134		Lennox International, Inc.	71,675
1,035		Lockheed Martin Corp.	536,099
854		Masco Corp.	61,334
666		Nordson Corp.	192,108
942		Norfolk Southern Corp.	297,512
559		Northrop Grumman Corp.	323,929
771		Old Dominion Freight Lines, Inc.	163,784
1,630		Otis Worldwide Corp.	126,944
3,254		PACCAR, Inc.	386,575
529		Parker-Hannifin Corp.	481,083
1,355		Paychex, Inc.	125,514
686		Pentair PLC	55,367
420		Quanta Services, Inc.	305,663
844		Republic Services, Inc.	176,582
805		Rockwell Automation, Inc.	329,173
1,230		Rollins, Inc.	68,548
5,628		RTX Corp.	990,922
2,309		Smith (A.O.) Corp.	142,789
2,060		Southwest Airlines Co.	78,115
649		Stanley Black & Decker, Inc.	50,726
730		Textron, Inc.	70,051
928		Trane Technologies PLC	457,077
137		TransDigm, Inc.	158,917
7,055	[2]	Uber Technologies, Inc.	526,374
1,981		Union Pacific Corp.	533,840
1,356	[2]	United Airlines Holdings, Inc.	122,040
3,098		United Parcel Service, Inc.	337,062
264		United Rentals, Inc.	253,398
1,041		Veralto Corp.	91,816
584		Verisk Analytics, Inc.	107,742
1,604		Vertiv Holdings Co.	526,898
183		W.W. Grainger, Inc.	212,527
1,049		Waste Management, Inc.	243,945
715		Westinghouse Air Brake Technologies Corp.	192,971
37		Xylem, Inc.	4,372
		TOTAL	22,810,131
		Information Technology—33.2%
3,163		Accenture PLC	565,260
2,203	[2]	Adobe, Inc.	542,158
6,836	[2]	Advanced Micro Devices, Inc.	2,423,294
603	[2]	Akamai Technologies, Inc.	62,097
5,154		Amphenol Corp., Class A	759,030
2,364		Analog Devices, Inc.	950,943
61,555		Apple, Inc.	16,702,949
3,328		Applied Materials, Inc.	1,312,863
1,136	[2]	AppLovin Corp.	507,054
4,330	[2]	Arista Networks, Inc.	747,834
889	[2]	Autodesk, Inc.	210,693
19,575		Broadcom, Inc.	8,171,192
1,141	[2]	Cadence Design Systems, Inc.	376,062
591	[2]	Ciena Corp.	311,800
Semi-Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
16,566		Cisco Systems, Inc.	$ 1,515,789
2,005		Cognizant Technology Solutions Corp.	106,064
356	[2]	Coherent Corp.	113,817
3,273		Corning, Inc.	537,558
1,057	[2]	Crowdstrike Holdings, Inc.	471,158
1,376	[2]	Datadog, Inc.	181,893
1,871		Dell Technologies, Inc.	390,945
232	[2]	EPAM Systems, Inc.	26,397
237	[2]	F5, Inc.	76,764
450	[2]	First Solar, Inc.	90,851
4,077	[2]	Fortinet, Inc.	343,732
295	[2]	Gartner, Inc., Class A	43,805
2,311		Gen Digital, Inc.	44,579
1,984	[2]	GoDaddy, Inc.	172,191
5,571		Hewlett Packard Enterprise Co.	160,278
3,849		HP, Inc.	80,290
3,445		IBM Corp.	795,726
19,686	[2]	Intel Corp.	1,859,933
1,167		Intuit, Inc.	453,379
443		Jabil, Inc.	149,508
1,128	[2]	Keysight Technologies, Inc.	394,698
471		KLA Corp.	824,415
5,236		Lam Research Corp.	1,350,155
184	[2]	Lumentum Holdings, Inc.	166,027
2,269		Microchip Technology, Inc.	210,813
4,719		Micron Technology, Inc.	2,440,478
30,829		Microsoft Corp.	12,571,450
114		Monolithic Power Systems, Inc.	184,043
953		Motorola Solutions, Inc.	418,396
1,981		NetApp, Inc.	219,435
101,220		NVIDIA Corp.	20,200,475
1,055		NXP Semiconductors NV	309,737
2,956	[2]	ON Semiconductor Corp.	297,994
6,347		Oracle Corp.	1,024,342
9,578	[2]	Palantir Technologies, Inc.	1,332,396
3,388	[2]	Palo Alto Networks, Inc.	607,536
499	[2]	PTC, Inc.	68,014
878		Qnity Electronics, Inc.	123,499
5,377		Qualcomm, Inc.	965,602
111		Roper Technologies, Inc.	39,384
3,929		Salesforce, Inc.	693,586
619	[2]	Sandisk Corp.	678,740
688		Seagate Technology Holdings PLC	463,464
4,386	[2]	ServiceNow, Inc.	387,328
630		Skyworks Solutions, Inc.	44,207
2,110	[2]	Super Micro Computer, Inc.	57,814
525	[2]	Synopsys, Inc.	253,365
1,230		TE Connectivity Plc	260,342
10	[2]	Teledyne Technologies, Inc.	6,459
657		Teradyne, Inc.	225,660
3,805		Texas Instruments, Inc.	1,069,509
998	[2]	Trimble, Inc.	67,185
Semi-Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
180	[2]	Tyler Technologies, Inc.	$ 61,405
841		Verisign, Inc.	225,943
1,422		Western Digital Corp.	617,887
1,782	[2]	Workday, Inc.	218,117
206	[2]	Zebra Technologies Corp., Class A	46,610
		TOTAL	90,384,396
		Materials—1.9%
934		Air Products & Chemicals, Inc.	280,247
1,080		Albemarle Corp.	212,436
1,052		Avery Dennison Corp.	172,454
1,480		Ball Corp.	90,398
654		CF Industries Holdings, Inc.	81,227
2,820		Corteva, Inc.	228,448
2,810		CRH PLC	332,760
3,008		Dow, Inc	121,794
1,716		DuPont de Nemours, Inc.	78,353
1,069		Ecolab, Inc.	278,582
6,026		Freeport-McMoRan, Inc.	348,182
1,716		Linde PLC	859,956
1,080		LyondellBasell Industries N.V.	80,568
253		Martin Marietta Materials	156,625
5,771		Newmont Corp.	641,100
960		Nucor Corp.	216,278
375		Packaging Corp. of America	80,044
941		PPG Industries, Inc.	102,099
1,349		Sherwin-Williams Co.	433,852
2,190		Smurfit WestRock PLC	84,074
576		Steel Dynamics, Inc.	131,708
554		Vulcan Materials Co.	167,164
		TOTAL	5,178,349
		Real Estate—1.8%
654		Alexandria Real Estate Equities, Inc.	26,494
2,612		American Tower Corp.	477,239
594		Avalonbay Communities, Inc.	108,702
618		BXP, Inc.	36,128
434		Camden Property Trust	45,579
1,218	[2]	CBRE Group, Inc.	173,845
1,777	[2]	CoStar Group, Inc.	61,502
3,220		Crown Castle, Inc.	285,872
695		Digital Realty Trust, Inc.	139,653
412		Equinix, Inc.	446,126
1,441		Equity Residential Properties Trust	94,213
270		Essex Property Trust, Inc.	71,067
18		Extra Space Storage, Inc.	2,580
329		Federal Realty Investment Trust	36,486
2,914		Healthpeak Properties, Inc.	47,119
8,891		Host Hotels & Resorts, Inc.	187,867
2,365		Invitation Homes, Inc.	68,041
1,240		Iron Mountain, Inc.	156,228
7,963		Kimco Realty Corp.	188,245
490		Mid-American Apartment Communities, Inc.	63,298
2,993		ProLogis, Inc.	425,066
Semi-Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
1,090		Public Storage	$ 329,670
3,857		Realty Income Corp.	247,774
447		SBA Communications, Corp.	98,876
1,364		Simon Property Group, Inc.	277,860
1,261		UDR, Inc.	45,825
1,991		Ventas, Inc.	174,929
4,481		VICI Properties, Inc.	130,845
2,350		Welltower, Inc.	510,749
		TOTAL	4,957,878
		Utilities—2.3%
11,368		AES Corp.	164,268
1,159		Ameren Corp.	131,720
2,268		American Electric Power Co., Inc.	310,965
818		American Water Works Co., Inc.	105,048
52		Atmos Energy Corp.	9,879
2,737		CenterPoint Energy, Inc.	119,470
1,513		Consolidated Edison Co.	168,684
1,307		Constellation Energy Corp.	409,091
3,580		Dominion Energy, Inc.	230,910
1,677		DTE Energy Co.	254,384
3,261		Duke Energy Corp.	422,463
1,613		Edison International	112,087
1,897		Entergy Corp.	223,675
965		Evergy, Inc.	79,941
3,277		EverSource Energy	231,684
4,289		Exelon Corp.	197,251
4,567		FirstEnergy, Corp.	217,024
8,732		NextEra Energy, Inc.	854,688
4,547		NiSource, Inc.	219,529
1,625		NRG Energy, Inc.	252,818
9,216		P G & E Corp.	153,170
502		Pinnacle West Capital Corp.	52,067
3,102		PPL Corp.	116,139
2,093		Public Service Enterprises Group, Inc.	170,914
1,491		Sempra Energy	141,824
4,617		Southern Co.	446,464
1,335		Vistra Corp.	210,716
339		WEC Energy Group, Inc.	39,982
989		Xcel Energy, Inc.	82,038
		TOTAL	6,128,893
		TOTAL COMMON STOCKS (IDENTIFIED COST $56,131,906)	258,838,825
		RIGHTS—0.0%
		Industrials—0.0%
933	[2,4]	TPG, Inc., Rights (IDENTIFIED COST $0)	10
		INVESTMENT COMPANY—4.6%
12,597,479		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[5] (IDENTIFIED COST $12,597,479)	12,597,479
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $68,729,385)[6]	271,436,314
		OTHER ASSETS AND LIABILITIES - NET—0.4%[7]	1,177,613
		NET ASSETS—100%	$272,613,927
Semi-Annual Financial Statements and Additional Information

At April 30, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P 500 E-Mini Index Long Futures	38	$13,763,125	June 2026	$979,582
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Manager or an affiliate of the Manager, during the period ended April 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2025	$10,403,526
Purchases at Cost	$16,189,511
Proceeds from Sales	$(13,995,558)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2026	$12,597,479
Shares Held as of 4/30/2026	12,597,479
Dividend Income	$176,226

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $13,763,125 at April 30, 2026, which represents 5.0% of net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100%.

2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Manager acting through its Valuation Committee.

5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$251,807,514	$—	$—	$251,807,514
International	7,031,311	—	—	7,031,311
Investment Company	12,597,479	—	—	12,597,479
Rights	—	—	10	10
TOTAL SECURITIES	$271,436,304	$—	$10	$271,436,314
Other Financial Instruments:[1]
Assets	$979,582	$—	$—	$979,582

1	Other financial instruments are futures contracts.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.16	$7.67	$7.01	$7.52	$10.48	$9.21
Income From Investment Operations:
Net investment income (loss)[1]	(0.00)[2]	(0.00)[2]	0.01	0.02	0.01	0.00[2]
Net realized and unrealized gain (loss)	0.41	1.40	2.19	0.55	(1.42)	3.28
TOTAL FROM INVESTMENT OPERATIONS	0.41	1.40	2.20	0.57	(1.41)	3.28
Less Distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.02)	(0.02)	(0.02)	(0.02)
Distributions from net realized gain	(0.60)	(0.90)	(1.52)	(1.06)	(1.53)	(1.99)
TOTAL DISTRIBUTIONS	(0.61)	(0.91)	(1.54)	(1.08)	(1.55)	(2.01)
Net Asset Value, End of Period	$7.96	$8.16	$7.67	$7.01	$7.52	$10.48
Total Return[3]	5.42%	19.79%	36.36%	8.48%	(15.74)%	40.91%
Ratios to Average Net Assets:
Net expenses[4]	1.41%[5]	1.40%[6]	1.41%[6]	1.41%	1.41%	1.41%
Net investment income (loss)	(0.10)%[5]	(0.00)%[7]	0.15%	0.34%	0.10%	0.03%
Expense waiver/reimbursement[8]	0.13%[5]	0.16%	0.16%	0.18%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,065	$35,506	$32,710	$26,832	$26,374	$35,915
Portfolio turnover[9]	14%	31%	37%	32%	33%	33%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.40% and 1.41% for the years ended
October 31, 2025 and 2024, respectively, after taking into account these expense reductions.

7	Represents less than 0.01%.
8
The expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

9	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.67	$8.09	$7.31	$7.81	$10.81	$9.44
Income From Investment Operations:
Net investment income[1]	0.01	0.02	0.03	0.05	0.03	0.03
Net realized and unrealized gain (loss)	0.44	1.48	2.31	0.56	(1.47)	3.37
TOTAL FROM INVESTMENT OPERATIONS	0.45	1.50	2.34	0.61	(1.44)	3.40
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.04)	(0.05)	(0.03)	(0.04)
Distributions from net realized gain	(0.60)	(0.90)	(1.52)	(1.06)	(1.53)	(1.99)
TOTAL DISTRIBUTIONS	(0.61)	(0.92)	(1.56)	(1.11)	(1.56)	(2.03)
Net Asset Value, End of Period	$8.51	$8.67	$8.09	$7.31	$7.81	$10.81
Total Return[2]	5.70%	20.13%	36.82%	8.75%	(15.48)%	41.28%
Ratios to Average Net Assets:
Net expenses[3]	1.10%[4]	1.11%[5]	1.10%[5]	1.10%	1.11%	1.10%
Net investment income	0.20%[4]	0.28%	0.45%	0.65%	0.40%	0.34%
Expense waiver/reimbursement[6]	0.13%[4]	0.16%	0.16%	0.18%	0.13%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$65,151	$59,849	$42,125	$32,131	$32,551	$42,899
Portfolio turnover[7]	14%	31%	37%	32%	33%	33%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.11% and 1.10% for the years ended
October 31, 2025 and 2024, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.13	$8.47	$7.59	$8.06	$11.10	$9.64
Income From Investment Operations:
Net investment income[1]	0.04	0.08	0.09	0.11	0.10	0.11
Net realized and unrealized gain (loss)	0.47	1.56	2.40	0.58	(1.51)	3.45
TOTAL FROM INVESTMENT OPERATIONS	0.51	1.64	2.49	0.69	(1.41)	3.56
Less Distributions:
Distributions from net investment income	(0.05)	(0.08)	(0.09)	(0.10)	(0.10)	(0.11)
Distributions from net realized gain	(0.60)	(0.90)	(1.52)	(1.06)	(1.53)	(1.99)
TOTAL DISTRIBUTIONS	(0.65)	(0.98)	(1.61)	(1.16)	(1.63)	(2.10)
Net Asset Value, End of Period	$8.99	$9.13	$8.47	$7.59	$8.06	$11.10
Total Return[2]	6.00%	21.01%	37.73%	9.64%	(14.78)%	42.34%
Ratios to Average Net Assets:
Net expenses[3]	0.37%[4]	0.36%[5]	0.36%[5]	0.36%	0.36%	0.36%
Net investment income	0.93%[4]	1.03%	1.19%	1.43%	1.15%	1.07%
Expense waiver/reimbursement[6]	0.16%[4]	0.19%	0.19%	0.21%	0.15%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$105,262	$100,264	$86,244	$69,518	$115,854	$159,314
Portfolio turnover[7]	14%	31%	37%	32%	33%	33%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.36% and 0.36% for the years ended
October 31, 2025 and 2024, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.73	$8.14	$7.35	$7.84	$10.85	$9.46
Income From Investment Operations:
Net investment income[1]	0.03	0.06	0.07	0.08	0.07	0.08
Net realized and unrealized gain (loss)	0.44	1.49	2.31	0.57	(1.48)	3.38
TOTAL FROM INVESTMENT OPERATIONS	0.47	1.55	2.38	0.65	(1.41)	3.46
Less Distributions:
Distributions from net investment income	(0.03)	(0.06)	(0.07)	(0.08)	(0.07)	(0.08)
Distributions from net realized gain	(0.60)	(0.90)	(1.52)	(1.06)	(1.53)	(1.99)
TOTAL DISTRIBUTIONS	(0.63)	(0.96)	(1.59)	(1.14)	(1.60)	(2.07)
Net Asset Value, End of Period	$8.57	$8.73	$8.14	$7.35	$7.84	$10.85
Total Return[2]	5.87%	20.65%	37.31%	9.32%	(15.12)%	42.02%
Ratios to Average Net Assets:
Net expenses[3]	0.67%[4]	0.66%[5]	0.66%[5]	0.66%	0.66%	0.66%
Net investment income	0.63%[4]	0.74%	0.89%	1.09%	0.85%	0.77%
Expense waiver/reimbursement[6]	0.42%[4]	0.44%	0.45%	0.47%	0.40%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$67,136	$64,508	$67,661	$58,899	$60,644	$90,795
Portfolio turnover[7]	14%	31%	37%	32%	33%	33%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.66% and 0.66% for the years ended
October 31, 2025 and 2024, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
April 30, 2026 (unaudited)

Assets:
Investment in securities, at value including, $78,886 of securities loaned and including $12,597,479 of investment in affiliated holdings* (identified cost $68,729,385, including $12,597,479 of identified cost in affiliated holdings)	$271,436,314
Due from broker (Note 2)	917,584
Receivable for shares sold	328,669
Receivable for variation margin on futures contracts	143,925
Income receivable	105,866
Income receivable from affiliated holdings	35,279
Receivable for investments sold	1,298
Total Assets	272,968,935
Liabilities:
Payable for shares redeemed	$91,853
Payable for collateral due to broker for securities lending (Note 2)	81,166
Payable for portfolio accounting fees	49,454
Payable for distribution services fee (Note 5)	49,143
Payable for transfer agent fees (Note 2)	33,149
Payable for other service fees (Notes 2 and 5)	29,973
Payable for share registration costs	15,803
Payable for management fee (Note 5)	2,433
Payable for investments purchased	900
Accrued expenses (Note 5)	1,134
TOTAL LIABILITIES	355,008
Net assets for 31,593,090 shares outstanding	$272,613,927
Net Assets Consist of:
Paid-in capital	$63,296,024
Total distributable earnings (loss)	209,317,903
NET ASSETS	$272,613,927
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class C Shares:
Net asset value per share ($35,064,597 ÷ 4,403,394 shares outstanding) no par value, unlimited shares authorized	$7.96
Offering price per share	$7.96
Redemption proceeds per share (99.00/100 of $7.96)	$7.88
Class R Shares:
Net asset value per share ($65,151,095 ÷ 7,654,766 shares outstanding) no par value, unlimited shares authorized	$8.51
Offering price per share	$8.51
Redemption proceeds per share	$8.51
Institutional Shares:
Net asset value per share ($105,262,116 ÷ 11,703,222 shares outstanding) no par value, unlimited shares authorized	$8.99
Offering price per share	$8.99
Redemption proceeds per share	$8.99
Service Shares:
Net asset value per share ($67,136,119 ÷ 7,831,708 shares outstanding) no par value, unlimited shares authorized	$8.57
Offering price per share	$8.57
Redemption proceeds per share	$8.57

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended April 30, 2026 (unaudited)

Investment Income:
Dividends (including $174,787 received from affiliated holdings* and net of foreign taxes withheld of $324)	$1,662,689
Net income on securities loaned (includes $1,439 earned from an affiliated holding* related to cash collateral balances) (Note 2)	472
TOTAL INCOME	1,663,161
Expenses:
Management fee (Note 5)	$383,606
Custodian fees	12,632
Transfer agent fees (Note 2)	151,037
Directors’/Trustees’ fees (Note 5)	2,613
Auditing fees	16,545
Legal fees	5,234
Distribution services fee (Note 5)	370,007
Other service fees (Notes 2 and 5)	119,784
Portfolio accounting fees	74,500
Share registration costs	35,276
Printing and postage	12,344
Miscellaneous (Note 5)	46,522
TOTAL EXPENSES	1,230,100
Waivers and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	(164,143)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(108,596)
TOTAL WAIVERS AND REIMBURSEMENTS	(272,739)
Net expenses	957,361
Net investment income	705,800
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments	6,733,796
Net realized gain on futures contracts	15,901
Net change in unrealized appreciation of investments	7,028,320
Net change in unrealized appreciation of futures contracts	731,368
Net realized and unrealized gain (loss) on investments and futures contracts	14,509,385
Change in net assets resulting from operations	$15,215,185

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2026	Year Ended 10/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$705,800	$1,535,947
Net realized gain	6,749,697	17,703,326
Net change in unrealized appreciation/depreciation	7,759,688	25,932,863
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,215,185	45,172,136
Distributions to Shareholders:
Class C Shares	(2,572,038)	(3,825,295)
Class R Shares	(4,270,158)	(4,968,393)
Institutional Shares	(7,256,900)	(9,738,441)
Service Shares	(4,604,744)	(7,949,718)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,703,840)	(26,481,847)
Share Transactions:
Proceeds from sale of shares	18,938,980	37,917,839
Net asset value of shares issued to shareholders in payment of distributions declared	18,313,887	25,840,180
Cost of shares redeemed	(21,277,934)	(51,059,759)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,974,933	12,698,260
Change in net assets	12,486,278	31,388,549
Net Assets:
Beginning of period	260,127,649	228,739,100
End of period	$272,613,927	$260,127,649
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
April 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the S&P 500 Index (S&P 500).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities and exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Manager.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $272,739 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$12,789	$—
Class R Shares	78,670	(147)
Institutional Shares	34,872	(17,300)
Service Shares	24,706	(13,531)
TOTAL	$151,037	$(30,978)
Semi-Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$42,166
Service Shares	77,618
TOTAL	$119,784
For the six months ended April 30, 2026, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk and maintain exposure to the S&P 500 Index. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $10,656,257. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund
Semi-Annual Financial Statements and Additional Information

on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2026, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$78,886	$81,166
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for variation margin on futures contracts	$979,582*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$15,901

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$731,368
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	166,109	$1,274,457	267,150	$1,913,950
Shares issued to shareholders in payment of distributions declared	323,606	2,436,757	499,580	3,612,024
Shares redeemed	(439,590)	(3,403,194)	(680,482)	(5,012,505)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	50,125	$308,020	86,248	$513,469
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	897,566	$7,264,697	2,549,007	$19,783,061
Shares issued to shareholders in payment of distributions declared	530,811	4,267,452	645,628	4,964,760
Shares redeemed	(674,367)	(5,545,143)	(1,500,344)	(11,262,321)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	754,010	$5,987,006	1,694,291	$13,485,500
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	776,904	$6,779,001	1,307,686	$10,758,525
Shares issued to shareholders in payment of distributions declared	834,523	7,081,798	1,169,681	9,464,172
Shares redeemed	(890,455)	(7,666,013)	(1,681,620)	(13,942,928)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	720,972	$6,194,786	795,747	$6,279,769
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	444,443	$3,620,825	706,126	$5,462,303
Shares issued to shareholders in payment of distributions declared	559,186	4,527,880	1,007,902	7,799,224
Shares redeemed	(560,997)	(4,663,584)	(2,639,953)	(20,842,005)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	442,632	$3,485,121	(925,925)	$(7,580,478)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,967,739	$15,974,933	1,650,361	$12,698,260
4. FEDERAL TAX INFORMATION
At April 30, 2026, the cost of investments for federal tax purposes was $68,729,385. The net unrealized appreciation of investments for federal tax purposes was $203,686,511. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $205,411,844 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,725,333. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2026, the Manager voluntarily waived $160,110 of its fee.
The Manager has agreed to reimburse the Fund for certain management fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2026, the Manager reimbursed $4,033.
Semi-Annual Financial Statements and Additional Information

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2026, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$126,498	$—
Class R Shares	148,754	—
Service Shares	94,755	(77,618)
TOTAL	$370,007	$(77,618)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2026, FSC retained $121,429 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Other Service Fees
For the six months ended April 30, 2026, FSSC received $2,461 of other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.45%, 1.12%, 0.37% and 0.67% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to January 1, 2026, the Fee Limit for the Class C Shares, Class R Shares, Institutional Shares and Service Shares was 1.44%, 1.11%, 0.36% and 0.66%, respectively. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2026, were as follows:
Purchases	$33,750,409
Sales	$38,136,111
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Semi-Annual Financial Statements and Additional Information

8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2026, the Fund had no outstanding loans. During the six months ended April 30, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2026, there were no outstanding loans. During the six months ended April 30, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Manager acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
federated HERMES max-cap index fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
Semi-Annual Financial Statements and Additional Information

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Semi-Annual Financial Statements and Additional Information

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Max-Cap Index Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
2052905 (6/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Mid-Cap Index Fund: Not Applicable.

Federated Hermes Max-Cap Index Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Mid-Cap Index Fund: Not Applicable.

Federated Hermes Max-Cap Index Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Mid-Cap Index Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Max-Cap Index Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Mid-Cap Index Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Max-Cap Index Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Index Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  June 23, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2026